UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-08295
                                                     ---------

                         New Providence Investment Trust
                         -------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
          (Address of principal executive offices)                    (Zip code)


                               C. Frank Watson III
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: May 31, 2004
                                               ------------


                   Date of reporting period: November 30, 2003
                                             -----------------

Item 1. REPORTS TO STOCKHOLDERS.


________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust






                               SEMI-ANNUAL REPORT
                                   (Unaudited)


                     FOR THE PERIOD ENDED NOVEMBER 30, 2003




                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            3717 Haddon Hall Road, NW
                                    Suite 200
                             Atlanta, Georgia 30327


                                   WISDOM FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-525-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wisdom Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 73.11%

      Apparel - 0.43%
           Jones Apparel Group, Inc. .............................................                   5,310              $   183,195
                                                                                                                        -----------

      Banks - 3.21%
           M & T Bank Corporation ................................................                   2,030                  190,556
           SunTrust Banks, Inc. ..................................................                   1,100                   78,155
           Wells Fargo Company ...................................................                  18,922                1,084,798
                                                                                                                        -----------
                                                                                                                          1,353,509
                                                                                                                        -----------
      Beverages - 7.66%
           The Coca-Cola Company .................................................                  69,430                3,228,495
                                                                                                                        -----------

      Building Materials - 0.85%
        (a)American Standard Companies, Inc. .....................................                   3,230                  322,031
        (a)USG Corporation .......................................................                   2,400                   36,168
                                                                                                                        -----------
                                                                                                                            358,199
                                                                                                                        -----------
      Chemicals - 1.25%
           Great Lakes Chemical Corporation ......................................                   3,220                   73,126
           The Sherwin-Williams Company ..........................................                  13,970                  453,047
                                                                                                                        -----------
                                                                                                                            526,173
                                                                                                                        -----------
      Commercial Services - 2.52%
           H&R Block, Inc. .......................................................                   3,320                  180,243
        (a)Iron Mountain Incorporated ............................................                   2,600                   95,680
           Moody's Corporation ...................................................                  13,705                  785,022
                                                                                                                        -----------
                                                                                                                          1,060,945
                                                                                                                        -----------
      Cosmetics & Personal Care - 2.51%
           The Gillette Company ..................................................                  31,380                1,058,447
                                                                                                                        -----------

      Diversified Financial Services - 4.02%
           American Express Company ..............................................                  37,050                1,693,556
                                                                                                                        -----------

      Electric - 1.90%
           Entergy Corporation ...................................................                   4,550                  240,513
           FPL Group, Inc. .......................................................                   5,865                  372,721
           Progress Energy, Inc. .................................................                   4,250                  186,235
                                                                                                                        -----------
                                                                                                                            799,469
                                                                                                                        -----------
      Food - 1.56%
           Sysco Corporation .....................................................                  18,166                  659,789
                                                                                                                        -----------

      Health Care Services - 0.32%
        (a)Five Star Quality Care, Inc. ..........................................                       4                       11
           HCA Inc. ..............................................................                   3,200                  134,112
                                                                                                                        -----------
                                                                                                                            134,123
                                                                                                                        -----------


                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Holding Companies - Diversified - 0.70%
           Leucadia National Corporation .........................................                   7,000              $   297,500
                                                                                                                        -----------

      Home Builders - 0.11%
        (a)Champion Enterprises Inc. .............................................                   6,700                   48,374
                                                                                                                        -----------

      Home Furnishings - 0.57%
           Ethan Allen Interiors, Inc. ...........................................                   4,430                  180,301
           La-Z-Boy Incorporated .................................................                   3,000                   60,600
                                                                                                                        -----------
                                                                                                                            240,901
                                                                                                                        -----------
      Insurance - Multiline - 16.61%
           Allstate Corporation ..................................................                  24,750                  999,405
           Ambac Financial Group, Inc. ...........................................                   7,680                  528,000
           American International Group, Inc. ....................................                  26,450                1,532,777
           Brown & Brown .........................................................                   7,330                  230,529
           Everest Re Group, Ltd. ................................................                  17,215                1,414,901
           PartnerRe Ltd. ........................................................                  11,005                  613,199
           RenaissanceRe Holdings Ltd. ...........................................                  32,478                1,556,671
           Willis Group Holdings Limited .........................................                   3,800                  125,590
                                                                                                                        -----------
                                                                                                                          7,001,072
                                                                                                                        -----------
      Insurance - Property & Casualty - 15.43%
           ACE Limited ...........................................................                  12,847                  468,273
           Fidelity National Financial, Inc. .....................................                  26,921                  951,119
           Infinity Property & Casualty Corporation ..............................                   6,900                  227,838
        (a)Markel Corporation ....................................................                   7,200                1,852,200
        (a)ProAssurance Corporation ..............................................                   6,900                  213,210
           The Chubb Corporation .................................................                  15,400                1,007,930
           The Progressive Corporation ...........................................                   5,460                  426,426
           Wesco Financial Corporation ...........................................                     386                  134,733
           White Mountains Insurance Group Ltd. ..................................                   2,800                1,223,600
                                                                                                                        -----------
                                                                                                                          6,505,329
                                                                                                                        -----------
      Media - 2.20%
           Gannett Company, Inc. .................................................                   1,698                  147,047
           The Washington Post Company ...........................................                     970                  779,345
                                                                                                                        -----------
                                                                                                                            926,392
                                                                                                                        -----------
      Metal Fabrication & Hardware - 0.07%
        (a)Mueller Industries, Inc. ..............................................                     850                   27,472
                                                                                                                        -----------

      Miscellaneous Manufacturing - 0.11%
           Dover Corporation .....................................................                   1,200                   46,068
                                                                                                                        -----------



                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Oil & Gas - 1.28%
        (a)Evergreen Resources, Inc. .............................................                   4,800              $   134,544
           Exxon Mobil Corporation ...............................................                   5,000                  180,850
           PetroChina Company Limited ............................................                   6,000                  222,480
                                                                                                                        -----------
                                                                                                                            537,874
                                                                                                                        -----------
      Packaging & Containers - 0.42%
        (a)Sealed Air Corporation ................................................                   3,352                  176,885
                                                                                                                        -----------

      Pipelines - 1.51%
           Kinder Morgan, Inc. ...................................................                  11,700                  637,650
                                                                                                                        -----------

      Real Estate Investment Trusts - 0.46%
           HRPT Properties Trust .................................................                     575                    5,578
           Tanger Factory Outlet Centers, Inc. ...................................                   2,735                  112,545
           The Town & Country Trust ..............................................                   3,156                   74,797
                                                                                                                        -----------
                                                                                                                            192,920
                                                                                                                        -----------
      Retail - 2.80%
           Brown Shoe Company, Inc. ..............................................                   3,300                  115,269
           Lowe's Companies, Inc. ................................................                   4,530                  264,099
        (a)P.F. Chang's China Bistro, Inc. .......................................                   1,000                   53,980
           Wendy's International, Inc. ...........................................                   5,150                  199,975
        (a)Yum! Brands, Inc. .....................................................                   5,150                  177,624
        (a)Zale Corporation ......................................................                   6,800                  368,220
                                                                                                                        -----------
                                                                                                                          1,179,167
                                                                                                                        -----------
      Software - 1.11%
           Automatic Data Processing, Inc. .......................................                   4,900                  187,327
           First Data Corporation ................................................                   7,470                  282,740
                                                                                                                        -----------
                                                                                                                            470,067
                                                                                                                        -----------
      Textiles - 3.50%
        (a)Mohawk Industries, Inc. ...............................................                  20,495                1,477,280
                                                                                                                        -----------


           Total Common Stocks (Cost $26,812,377) ........................................................               30,820,851
                                                                                                                        -----------

MUTUAL FUNDS - 4.83%

      New America High Income Fund Inc. ..........................................                  20,000                   41,200
      PIMCO High Yield Fund ......................................................                 188,453                1,805,380
      PIMCO High Income Fund .....................................................                   5,600                   81,088
      Templeton Global Income Fund Inc. ..........................................                  12,000                  107,520
                                                                                                                        -----------

           Total Mutual Funds (Cost $1,943,144) ..........................................................                2,035,188
                                                                                                                        -----------

                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY - 0.43%

      Evergreen Institutional Municipal Money Market Fund ........................                  180,561             $   180,561
          (Cost $180,561)                                                                                               -----------


                                                                                                 Principal
                                                                                                 ---------
U.S. GOVERNMENT OBLIGATIONS - 21.34%

      United States Treasury Bill due 12/11/03 ....................................              $9,000,000               8,997,777
          (Cost $8,997,360)                                                                                             -----------



Total Value of Investments (Cost $37,933,442 (b)) .................................                  99.71 %            $42,034,377
Other Assets Less Liabilities .....................................................                   0.29 %                123,908
                                                                                                    ------              -----------
      Net Assets ..................................................................                 100.00 %            $42,158,285
                                                                                                    ======              ===========



      (a)  Non-income producing investment.

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


Unrealized appreciation .................................................................................               $ 4,557,270
Unrealized depreciation .................................................................................                  (456,335)
                                                                                                                        -----------

           Net unrealized appreciation ...................................................................              $ 4,100,935
                                                                                                                        ===========

















See accompanying notes to financial statements

                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2003
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $37,933,442) ........................................................                 $42,034,377
      Income receivable ...............................................................................                      57,568
      Receivable for fund shares sold .................................................................                     154,403
      Prepaid expenses ................................................................................                      11,821
                                                                                                                        -----------

           Total assets ...............................................................................                  42,258,169
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      48,952
      Payable for fund shares redeemed ................................................................                      48,575
      Disbursements in excess of cash on demand deposit ...............................................                       2,357
                                                                                                                        -----------

           Total liabilities ..........................................................................                      99,884
                                                                                                                        -----------

NET ASSETS ............................................................................................                 $42,158,285
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $38,096,603
      Accumulated net investment loss .................................................................                     (75,441)
      Undistributed net realized gain on investments ..................................................                      36,188
      Net unrealized appreciation on investments ......................................................                   4,100,935
                                                                                                                        -----------
                                                                                                                        $42,158,285
                                                                                                                        ===========
INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($4,254,173 / 362,610 shares) ..............................................................                 $     11.73
                                                                                                                        ===========

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($17,428,154 / 1,489,878 shares) ...........................................................                 $     11.70
                                                                                                                        ===========
      Maximum offering price per share (100 / 94.25 of $11.70) ........................................                 $     12.41
                                                                                                                        ===========

CLASS B SHARES
      Net asset value, redemption and offering price per share
           ($13,847,785 / 1,202,478 shares) ...........................................................                 $     11.52
                                                                                                                        ===========

CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($6,628,173 / 573,083 shares) ..............................................................                 $     11.57
                                                                                                                        ===========








See accompanying notes to financial statements

                                                             WISDOM FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended November 30, 2003
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Interest ......................................................................................              $    28,512
           Dividends .....................................................................................                  276,817
                                                                                                                        -----------

               Total income ..............................................................................                  305,329
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                   98,353
           Fund administration fees (note 2) .............................................................                   24,588
           Distribution and service fees - Investor Class Shares (note 3) ................................                   19,428
           Distribution and service fees - Class B Shares (note 3) .......................................                   66,801
           Distribution and service fees - Class C Shares (note 3) .......................................                   30,904
           Custody fees ..................................................................................                    6,189
           Registration and filing administration fees (note 2) ..........................................                   13,074
           Fund accounting fees (note 2) .................................................................                   28,967
           Audit fees ....................................................................................                    8,261
           Legal fees ....................................................................................                   13,732
           Securities pricing fees .......................................................................                    2,755
           Shareholder recordkeeping fees (note 2) .......................................................                   23,772
           Shareholder servicing expenses ................................................................                    5,023
           Registration and filing expenses ..............................................................                   25,148
           Printing expenses .............................................................................                    6,685
           Trustee fees and meeting expenses .............................................................                    1,951
           Other operating expenses ......................................................................                    5,139
                                                                                                                        -----------

               Total expenses ............................................................................                  380,770
                                                                                                                        -----------

                    Net investment loss ..................................................................                  (75,441)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                  449,312
      Change in unrealized appreciation (depreciation) on investments ....................................                1,668,386
                                                                                                                        -----------

           Net realized and unrealized gain on investments ...............................................                2,117,698
                                                                                                                        -----------

               Net increase in net assets resulting from operations ......................................              $ 2,042,257
                                                                                                                        ===========








See accompanying notes to financial statements

                                                             WISDOM FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                                                ----------------------------------------------------
                                                                                                    Period ended         Year ended
                                                                                                    November 30,           May 31,
                                                                                                     2003 (a)               2003
                                                                                ----------------------------------------------------
INCREASE IN NET ASSETS
     Operations
         Net investment loss ...............................................................        $   (75,441)        $  (212,866)
         Net realized gain (loss) from investment transactions .............................            449,312            (179,255)
         Change in unrealized appreciation (depreciation) on investments ...................          1,668,386           1,023,603
                                                                                                    -----------         -----------
              Net increase in net assets resulting from operations .........................          2,042,257             631,482
                                                                                                    -----------         -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) ..............          3,631,973          23,073,111
                                                                                                    -----------         -----------

                     Total increase in net assets ..........................................          5,674,230          23,704,593

NET ASSETS
     Beginning of period ...................................................................         36,484,055          12,779,462
                                                                                                    -----------         -----------

     End of period .........................................................................        $42,158,285         $36,484,055
                                                                                                    ===========         ===========

(a) Unaudited.
(b) A summary of capital share activity follows:
                                                            ------------------------------------------------------------------------
                                                                     Period ended                             Year ended
                                                                 November 30, 2003 (a)                       May 31, 2003
                                                               Shares              Value              Shares               Value
----------------------------------------------------        ------------------------------------------------------------------------
             INSTITUTIONAL CLASS SHARES
----------------------------------------------------
Shares sold ........................................             15,723         $   177,479              59,533         $   629,968
Shares redeemed ....................................            (33,544)           (376,695)            (19,266)           (200,123)
                                                            -----------         -----------         -----------         -----------
     Net (decrease) increase .......................            (17,821)        $  (199,216)             40,267         $   429,845
                                                            ===========         ===========         ===========         ===========
----------------------------------------------------
               INVESTOR CLASS SHARES
----------------------------------------------------
Shares sold ........................................            388,694         $ 4,398,083           1,186,944         $12,484,955
Shares redeemed ....................................           (144,608)         (1,637,435)           (178,198)         (1,844,784)
                                                            -----------         -----------         -----------         -----------
     Net increase ..................................            244,086         $ 2,760,648           1,008,746         $10,640,171
                                                            ===========         ===========         ===========         ===========
----------------------------------------------------
                   CLASS B SHARES
----------------------------------------------------
Shares sold ........................................            141,361         $ 1,568,855             869,053         $ 9,061,351
Shares redeemed ....................................           (105,841)         (1,181,114)            (76,569)           (796,003)
                                                            -----------         -----------         -----------         -----------
     Net increase ..................................             35,520         $   387,741             792,484         $ 8,265,348
                                                            ===========         ===========         ===========         ===========
----------------------------------------------------
                   CLASS C SHARES
----------------------------------------------------
Shares sold ........................................             74,822         $   833,955             401,147         $ 4,218,789
Shares redeemed ....................................            (13,405)           (151,155)            (46,073)           (481,042)
                                                            -----------         -----------         -----------         -----------
     Net increase ..................................             61,417         $   682,800             355,074         $ 3,737,747
                                                            ===========         ===========         ===========         ===========

----------------------------------------------------
                    FUND SUMMARY
----------------------------------------------------
Shares sold ........................................            620,600         $ 6,978,372           2,516,677         $26,395,063
Shares redeemed ....................................           (297,398)         (3,346,399)           (320,106)         (3,321,952)
                                                            -----------         -----------         -----------         -----------
     Net increase ..................................            323,202         $ 3,631,973           2,196,571         $23,073,111
                                                            ===========         ===========         ===========         ===========





See accompanying notes to financial statements

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     INSTITUTIONAL CLASS SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                            Period ended               For the Years ended May 31,
                                                            November 30,
                                                              2003 (a)        2003          2002          2001         2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...................... $     11.12   $     11.54   $     10.80   $     9.90    $      9.91

      Income (loss) from investment operations
           Net investment income (loss) ...................        0.01         (0.03)        (0.02)         0.17          0.18
           Net realized and unrealized gain (loss)
                  on investments...........................        0.60         (0.39)         0.85          0.90         (0.01)
                                                            -----------   -----------   -----------   -----------   -----------

               Total from investment operations ...........        0.61         (0.42)         0.83          1.07          0.17
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income ..........................        0.00          0.00          0.00         (0.17)        (0.18)
           Net realized gain from investment transactions          0.00          0.00         (0.09)         0.00          0.00
                                                            -----------   -----------   -----------   -----------   -----------

               Total distributions ........................        0.00          0.00         (0.09)        (0.17)        (0.18)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ............................ $     11.73   $     11.12   $     11.54   $     10.80   $      9.90
                                                            ===========   ===========   ===========   ===========   ===========

Total return ..............................................        5.49 %       (3.64)%        7.78 %       10.70 %        1.64 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period ........................... $ 4,254,173   $ 4,228,602   $ 3,924,962   $ 3,164,763   $ 2,710,312
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           1.34 %(b)     1.67 %        3.19 %        3.30 %        5.05 %
           After expense reimbursements and waived fees            1.34 %(b)     1.62 %        1.71 %        0.26 %        0.00 %

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees           0.22 %(b)    (0.30)%       (1.65)%       (1.47)%       (2.87)%
           After expense reimbursements and waived fees            0.22 %(b)    (0.25)%       (0.17)%        1.57 %        2.18 %

      Portfolio turnover rate ..............................      12.55 %        9.28 %        6.78 %       15.46 %       41.69 %

(a) Unaudited.

(b) Annualized.




                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INVESTOR CLASS SHARES


------------------------------------------------------------------------------------------------------------------------------------
                                                            Period ended               For the Years ended May 31,
                                                            November 30,
                                                              2003 (a)        2003          2002          2001         2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...................... $     11.10   $     11.56   $     10.84   $      9.93   $      9.92

      Income (loss) from investment operations
           Net investment income (loss) ...................        0.00         (0.04)        (0.04)         0.13          0.12
           Net realized and unrealized gain (loss)
                  on investments...........................        0.60         (0.42)         0.85          0.91          0.01
                                                            -----------   -----------   -----------   -----------   -----------

               Total from investment operations ...........        0.60         (0.46)         0.81          1.04          0.13
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income ..........................        0.00          0.00          0.00         (0.13)        (0.12)
           Net realized gain from investment transactions          0.00          0.00         (0.09)         0.00          0.00
                                                            -----------   -----------   -----------   -----------   -----------

               Total distributions ........................        0.00          0.00         (0.09)        (0.13)        (0.12)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ............................ $     11.70   $     11.10   $     11.56   $     10.84   $      9.93
                                                            ===========   ===========   ===========   ===========   ===========

Total return (c) ..........................................        5.41 %       (3.98)%        7.57 %       10.41 %        1.36 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period ........................... $17,428,154   $13,824,651   $ 2,739,727   $ 1,253,515   $   656,212
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           1.59 %(b)     1.91 %        3.39 %        3.86 %        4.29 %
           After expense reimbursements and waived fees            1.59 %(b)     1.87 %        1.96 %        0.68 %        0.25 %

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees          (0.04)%(b)    (0.56)%       (1.91)%       (1.97)%       (1.96)%
           After expense reimbursements and waived fees           (0.04)%(b)    (0.53)%       (0.48)%        1.21 %        2.08 %

      Portfolio turnover rate ...............................     12.55 %        9.28 %        6.78 %       15.46 %       41.69 %

(a) Unaudited.

(b) Annualized.

(c) Total return does not reflect payment of a sales charge.






                                                                                                                         (Continued)


                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS B SHARES


------------------------------------------------------------------------------------------------------------------------------------
                                                           Period ended         For the Years ended May 31,          Period ended
                                                            November 30,                                                May 31,
                                                              2003 (a)        2003          2002          2001         2000 (b)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...................... $     10.97   $     11.50   $     10.87   $      9.97   $     10.20

      Income (loss) from investment operations
           Net investment (loss) income ...................       (0.04)        (0.10)        (0.07)         0.06          0.04
           Net realized and unrealized gain (loss)
                  on investments...........................        0.59         (0.43)         0.79          0.90         (0.23)
                                                            -----------   -----------   -----------   -----------   -----------

               Total from investment operations ...........        0.55         (0.53)         0.72          0.96         (0.19)
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income ..........................        0.00          0.00          0.00         (0.06)        (0.04)
           Net realized gain from investment transactions          0.00          0.00         (0.09)         0.00          0.00
                                                            -----------   -----------   -----------   -----------   -----------

               Total distributions ........................        0.00          0.00         (0.09)        (0.06)        (0.04)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ............................ $     11.52   $     10.97   $     11.50   $     10.87   $      9.97
                                                            ===========   ===========   ===========   ===========   ===========

Total return (d) ..........................................        5.01 %       (4.61)%        6.72 %        9.60 %       (1.85)%
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period ........................... $13,847,785   $12,795,975   $ 4,307,197   $ 1,796,569   $ 1,168,374
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           2.34 %(c)     2.66 %        4.14 %        4.33 %        4.09 %(c)
           After expense reimbursements and waived fees            2.34 %(c)     2.62 %        2.71 %        1.28 %        1.00 %(c)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees          (0.79)%(c)    (1.31)%       (2.66)%       (2.50)%       (1.78)%(c)
           After expense reimbursements and waived fees           (0.79)%(c)    (1.27)%       (1.23)%        0.56 %        1.31 %(c)

      Portfolio turnover rate .............................       12.55 %        9.28 %        6.78 %       15.46 %       41.69 %

(a) Unaudited.

(b) For the period from November 16, 1999  (commencement  of  operations) to May 31, 2000.

(c) Annualized.

(d) Total return does not reflect payment of a sales charge.




                                                                                                                         (Continued)



                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                           Period ended         For the Years ended May 31,          Period ended
                                                            November 30,                                                May 31,
                                                              2003 (a)        2003         2002          2001          2000 (b)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...................... $     11.01   $     11.54   $     10.91   $      9.98   $     10.20

      Income (loss) from investment operations
           Net investment (loss) income ...................       (0.04)        (0.09)        (0.10)         0.03          0.03
           Net realized and unrealized gain (loss)
                  on investments...........................        0.60         (0.44)         0.82          0.93         (0.22)
                                                            -----------   -----------   -----------   -----------   -----------

               Total from investment operations ...........        0.56         (0.53)         0.72          0.96         (0.19)
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income ..........................        0.00          0.00          0.00         (0.03)        (0.03)
           Net realized gain from investment transactions          0.00          0.00         (0.09)         0.00          0.00
                                                            -----------   -----------   -----------   -----------   -----------

               Total distributions ........................        0.00          0.00         (0.09)        (0.03)        (0.03)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ............................ $     11.57   $     11.01   $     11.54   $     10.91   $      9.98
                                                            ===========   ===========   ===========   ===========   ===========

Total return (d) ...........................................       5.09 %       (4.59)%        6.69 %        9.64 %       (1.86)%
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period ............................$ 6,628,173   $ 5,634,827   $ 1,807,576   $   987,119   $   173,395
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           2.34 %(c)     2.66 %        4.18 %        4.44 %        4.07 %(c)
           After expense reimbursements and waived fees            2.34 %(c)     2.62 %        2.71 %        1.41 %        1.00 %(c)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees          (0.79)%(c)    (1.31)%       (2.66)%       (2.62)%       (1.77)%(c)
           After expense reimbursements and waived fees           (0.79)%(c)    (1.27)%       (1.19)%        0.40 %        1.30 %(c)

      Portfolio turnover rate ..............................      12.55 %        9.28 %        6.78 %       15.46 %       41.69 %

(a) Unaudited.

(b) For the period from November 16, 1999  (commencement  of  operations) to May 31, 2000.

(c) Annualized.

(d) Total return does not reflect payment of a sales charge.




                                                                                     See accompanying notes to financial statements


                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Wisdom Fund (the "Fund") is a non-diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"), an open-ended management investment company. The Trust was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on February 16, 1999. The investment objective of the Fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Board of Trustees of the Trust (the "Trustees") approved, on October 7, 1999, a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares commenced operations. The Fund has an unlimited number of authorized shares, which are divided into four classes - Institutional Class Shares, Investor Class Shares, Class B shares and Class C shares.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the close of normal trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          The Fund has capital loss carryforwards for federal income tax purposes of $339,603, of which $174,661 expires in the year 2010 and $164,942 expires in the year 2011. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.





                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003
                                   (Unaudited)


     C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Atlanta Investment Counsel, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million.

     The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class Shares, a maximum of 2.00% of the average daily net assets of the Fund's Investor Class Shares, and a maximum of 2.75% of the average daily net assets of the Fund's Class B Shares and Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor did not waive any fees or reimburse operating expenses incurred by the Fund for the period ended November 30, 2003.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration shall not be less than $2,000 per month. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, plus transaction fees, with a minimum annual fee of $4,800. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.





                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2003
                                   (Unaudited)


     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 per shareholder per year, subject to a minimum fee of $1,500 per month, plus a $500 per month minimum fee for each additional class of shares. For the period ended November 30, 2003, the Transfer Agent received $23,772 in such shareholder recordkeeping fees.

     Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended November 30, 2003, the Distributor retained sales charges in the amount of $11,672.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted distribution and service plans pursuant to Rule 12b-1 of the Act (the "Plans") applicable to the Investor Class Shares, Class B Shares, and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plans provide that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets or 1.00% per annum of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes' shareholder accounts. The Fund incurred $19,428, $66,801, and $30,904, in distribution and service fees under the Plans with respect to Investor Class Shares, Class B Shares, and Class C Shares, respectively, for the period ended November 30, 2003.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, aggregated $8,409,409 and $4,601,187, respectively, for the period ended November 30, 2003. Purchases and sales of long-term U.S. government securities aggregated $45,978,964 and $45,011,000, respectively, for the period ended November 30, 2003.


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and
     (2) on the SEC's website at http://www.sec.gov.

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust


























                 This report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

Item 2. CODE OF ETHICS.


     Not applicable.





Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.


     Not applicable.





Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


     Not applicable.





Items 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


     Not applicable.





Items 6. [RESERVED]





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


     Not applicable.





Item 8. [RESERVED]

Item 9. CONTROLS AND PROCEDURES.


(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 10. EXHIBITS.


(a)(1)  Not applicable.


(a)(2) Certifications required by Item 10.(a)(2) of Form N-CSR are filed herewith as Exhibit 10.(a)(2).

(b) Certifications required by Item 10.(b) of Form N-CSR are filed herewith as Exhibit 10.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Providence Investment Trust


By: (Signature and Title)        /s/ C. Douglas Davenport
                                 ________________________________
                                 C. Douglas Davenport
                                 President, Treasurer, Principal Executive
                                 Officer and Principal Financial Officer


Date: January 20, 2004







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ C. Douglas Davenport
                                 ________________________________
                                 C. Douglas Davenport
                                 President, Treasurer, Principal Executive
                                 Officer and Principal Financial Officer
                                 New Providence Investment Trust

Date: January 20, 2004